CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 3,000	$ 200,000	$ (196,134)	$ (376,615)	$ (369,749)
Beginning Balance, Shares at Dec. 31, 2011	3,000,000	200,000,000
Effect of reverse merger, Amount		220,501	(220,501)
Effect of reverse merger, Shares		220,500,750
Cancellation of shares, Amount		(50,000)	50,000
Cancellation of shares, Shares		(50,000,000)
Imputed interest expense on advances from related party			7,303		5,108
Forgiveness of shareholder debt			90,582		90,582
Net loss				(1,854,847)	(1,854,847)
Ending Balance, Amount at Sep. 30, 2012	$ 3,000	$ 370,501	$ (268,750)	$ (2,231,462)	$ (2,126,711)
Ending Balance, Shares at Sep. 30, 2012	3,000,000	370,500,750